    As filed with the Securities and Exchange Commission on July 19, 2013.



                                                            File Nos. 333-137969

                                                                       811-08306


                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                                    FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Pre-Effective Amendment No.                          []


                      Post-Effective Amendment No. 14                        [x]


                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                               Amendment No. 331                             [x]



                        (Check Appropriate Box or Boxes)



              First MetLife Investors Variable Annuity Account One

                           (Exact Name of Registrant)



                   First MetLife Investors Insurance Company

                              (Name of Depositor)

                       200 Park Avenue New York, NY 10166

        (Address of Depositor's Principal Executive Offices) (Zip Code)


              (Depositor's Telephone Number, including Area Code)

                                 (800) 989-3752


                    (Name and Address of Agent for Service)


                              Eric T. Steigerwalt


                                   President

                   First MetLife Investors Insurance Company


                                c/o 501 Route 22

                             Bridgewater, NJ 08807

                                 (908) 253-1833



                                  COPIES TO:


                                W. Thomas Conner

                                   Reed Smith

                              1301 K Street, N.W.

                              Washington, DC 20005

                                 (202) 414-9208



                (Approximate Date of Proposed Public Offering)


It is proposed that this filing will become effective (check appropriate box):


[]     immediately upon filing pursuant to paragraph (b) of Rule 485.



[X]    on August 12, 2013 pursuant to paragraph (b) of Rule 485.


[]    60 days after filing pursuant to paragraph (a)(1) of Rule 485.


[]     on (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:


[X]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Registered: Individual Variable Annuity Contracts

This Post-Effective Amendment is being filed pursuant to Rule 485(b)(l)(iii) under the Securities Act of 1933 ("Securities Act"), for the sole purpose of delaying the effective date of Post-Effective Amendment No. 13 to Registration Statement File No. 333-137969 filed pursuant to Rule 485(a) under the Securities Act on May 21, 2013. Post-Effective Amendment No. 13 was scheduled to become effective on July 20, 2013. The contents of Post-Effective Amendment No. 13 are incorporated by reference herein. As stated on the cover page to this filing, this Post-Effective Amendment No. 14 is intended to become effective on August 12, 2013.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the city of Boston, and The Commonwealth of Massachusetts, on the 15th day of July, 2013.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
(Registrant)

By: FIRST METLIFE INVESTORS INSURANCE COMPANY

By: /s/ Gregory E. Illson
    ----------------------------
    Gregory E. Illson
    Vice President

By: FIRST METLIFE INVESTORS INSURANCE COMPANY
    (Depositor)

By: /s/ Gregory E. Illson
    ----------------------------
    Gregory E. Illson
    Vice President

As required by the Securities Act of 1933, the Registration Statement has been signed by the following persons in the capacities indicated on July 15, 2013.

/s/ Eric T.Steigerwalt*            Director, Chairman of the Board, President
------------------------           and Chief Executive Officer
Eric T. Steigerwalt

/s/ James J. Reilly*               Vice President-Finance (principal financial
------------------------           officer)
James J. Reilly

/s/ Norse N. Blazzard*             Director
------------------------
Norse N. Blazzard

/s/ Robert L. Davidow*             Director
------------------------
Robert L. Davidow

/s/ Elizabeth M. Forget*           Director and Executive Vice President
------------------------
Elizabeth M. Forget

/s/ Richard A. Hemmings*           Director
------------------------
Richard A. Hemmings

/s/ Jay S. Kaduson*                Director and Vice President
------------------------
Jay S. Kaduson

/s/ Lisa S. Kuklinski*             Director and Vice President
------------------------
Lisa S. Kuklinski

/s/ Richard C. Pearson*            Director
------------------------
Richard C. Pearson

/s/ Thomas A. Price*               Director
------------------------
Thomas A. Price

/s/ Mark E. Rosenthal*             Director and Vice President
------------------------
Mark E. Rosenthal

/s/ Thomas J. Skelly*              Director
------------------------
Thomas J. Skelly

/s/ Stephen M. Kessler*            Director
------------------------
Stephen M. Kessler

/s/ Peter M. Carlson*       Executive Vice President and Chief
---------------------       Accounting Officer
Peter M. Carlson

*By: /s/ Michele H. Abate
     ------------------------------------
     Michele H. Abate, Attorney-In-Fact
     July 15, 2013

* First MetLife Investors Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (File Nos.
    333-137969/811-08306) filed as Exhibit 13 on April 18, 2013.